Cover	Mar. 14, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Registrant is filing this Amendment No. 1 on Form 8-K/A to amend the Registrant’s Form 8-K originally filed with the Securities and Exchange Commission on March 14, 2022 (the “Original Report”). This Amendment is being filed to correct disclosure regarding Mr. Bienstock’s first Annual Equity Award (as defined below). Specifically, he is entitled to receive his first Annual Equity Award on his actual Start Date (as defined below), rather than the one-year anniversary of such date as stated in the Original Report. The “Start Date” is March 28, rather than March 31 as stated in the Original Report. In addition, the Original Report was updated to include his date of appointment and the end date of his service at Google. This Amendment No. 1 on Form 8-K/A amends and restates the Original Report in its entirety, as reproduced below.
Document Period End Date	Mar. 14, 2022
Entity File Number	001-39618
Entity Registrant Name	DOCGO INC.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 West 35th Street
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(844)
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	DCGOW
Security Exchange Name	NASDAQ